Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Effective November 2, 2023, our Board amended the Insider Trading Policy to update the policy and, specifically, to address the rules regarding Section 10b5-1 trading plans ("Plans") and Company repurchases. The changes regarding Plans include the requirement of (i) a cooling-off period prior to sales under a Plan by Insiders of the later of 90 days or two business days following filing a Form 10-Q or Form 10-K, (ii) a certification that at the time of adoption of the Plan, the Insider was not aware of any material nonpublic information about the Company and is adopting the Plan in good faith, (iii) any modification or change to the amount, price, or timing of transactions under the Plan will be deemed a termination of the Plan and adoption of a new Plan, (iv) an Insider may only have one Plan in effect at any time, provided that an Insider may also have an irrevocable election to sell shares to satisfy tax withholding obligations, and (v) in any 12 month period an Insider is limited to one "single-trade plan". Additionally, the Company will disclose in its quarterly and annual reports the material terms of the Plans adopted or terminated by Insiders and the required information regarding such Plans.
With the amended Insider Trading Policy, the Company also adopted new requirements with respect to Company repurchases. The new requirements include (i) a prohibition against repurchases outside the trading window or when the Company possess material nonpublic information unless the repurchases are made pursuant to a Rule 10b5-1 trading plan, (ii) the adoption of a Rule 10b5-1 trading plan must be approved by the Compliance Officer, (iii) any authorized repurchases must be suspended if the Compliance Officer becomes aware of any material nonpublic information and cannot be resumed until the Company is no longer in possession of material nonpublic information.

Award Timing Method
With the amended Insider Trading Policy, the Company also adopted new requirements with respect to Company repurchases. The new requirements include (i) a prohibition against repurchases outside the trading window or when the Company possess material nonpublic information unless the repurchases are made pursuant to a Rule 10b5-1 trading plan, (ii) the adoption of a Rule 10b5-1 trading plan must be approved by the Compliance Officer, (iii) any authorized repurchases must be suspended if the Compliance Officer becomes aware of any material nonpublic information and cannot be resumed until the Company is no longer in possession of material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The changes regarding Plans include the requirement of (i) a cooling-off period prior to sales under a Plan by Insiders of the later of 90 days or two business days following filing a Form 10-Q or Form 10-K, (ii) a certification that at the time of adoption of the Plan, the Insider was not aware of any material nonpublic information about the Company and is adopting the Plan in good faith, (iii) any modification or change to the amount, price, or timing of transactions under the Plan will be deemed a termination of the Plan and adoption of a new Plan, (iv) an Insider may only have one Plan in effect at any time, provided that an Insider may also have an irrevocable election to sell shares to satisfy tax withholding obligations, and (v) in any 12 month period an Insider is limited to one "single-trade plan". Additionally, the Company will disclose in its quarterly and annual reports the material terms of the Plans adopted or terminated by Insiders and the required information regarding such Plans.
MNPI Disclosure Timed for Compensation Value	false